SENIOR NOTES AND LOANS (Details 1) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Senior Notes Issue One [Member]	Dec. 31, 2013 Syndicated Loan [Member] USD ($)	Dec. 31, 2012 Syndicated Loan [Member] USD ($)	Dec. 31, 2013 Bank Loan Two [Member] USD ($)	Dec. 31, 2012 Bank Loan Two [Member] USD ($)	Dec. 31, 2013 Long Credit Agreement 2017 [Member]	Dec. 31, 2013 Long Credit Agreement 2019 [Member] USD ($)	Dec. 31, 2013 Senior Unsecured Fix Rate Credit Agreement [Member] JPY (¥)	Dec. 31, 2013 Senior Unsecure Five Years Term Loan [Member] JPY (¥)
Debt Instrument [Line Items]
Debt instrument stated interest rate percentage	7.20%							0.99%	1.42%
Debt instrument effective interest rate percentage at period end, low end of range			0.50%	1.00%
Debt instrument effective interest rate percentage at period end, high end of range			6.20%	2.50%
Interest rate information						denominated in Euro (mainly) and USD			The loan bears interest of LIBOR+1.1%.	fixed rate term loan credit agreement for 5 and 7 years with interest rates of 0.99% and 1.42%, respectively	bearing interest of JPY LIBOR + 0.3% (approximately $0.3 billion).
Original principal amount of debt instrument				$ 207	$ 376	$ 168	$ 410		$ 1,000	¥ 100,500	¥ 35,000
Principal amount currently outstanding on the debt instrument	$ 530	$ 530